Shareholder's equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholder's equity
Note 11. Shareholder’s equity
The Company’s authorized share capital consists of 1,000 shares of capital stock, all of which are designated as common stock. As of December 31, 2020, the Company had 0.96 of a share of common stock issued and outstanding, which share was
owned by SIS Holdings, LP (“SIS”), the holding company and parent of Cyxtera. On February 19, 2021, Cyxtera redeemed, cancelled and retired 0.08 of a share of its common stock, par value $0.01, held by SIS, in exchange for the payment of $97.9 million by the Company to SIS. Accordingly, as of June 30, 2021, the Company has 0.88 of a share of common stock issued and outstanding, which share was
owned by SIS.

Note 13. Shareholder’s equity
The Company’s authorized share capital consists of 1,000 shares of capital stock, all of which are designated as common stock. As of December 31, 2020 and 2019, the Company has 0.96 of a share of common stock issued and outstanding, which share is owned by SIS.